LONG-TERM DEBT	12 Months Ended
Dec. 31, 2010
LONG-TERM DEBT
NOTE 17 – LONG-TERM DEBT

	12/31/2010	12/31/2009
Local onlending	31,238	21,867
Euronotes	2,721	1,534
Fixed rate notes	550	148
Mortgage notes	1,217	971
Trade financing borrowings	5,967	5,907
Debentures	1,384	2,764
Subordinated debt	34,407	22,725
Other long-term debt (*)	7,284	3,060
TOTAL	84,768	58,976
(*) Including lease obligations in the amount of R$ 14 and R$ 27 as of December 31, 2010 and 2009, respectively.

a)   Local onlending

Local onlending represents amounts borrowed from Brazilian agencies for lending to Brazilian entities principally to finance purchases of premises and equipment. Such amounts are due in monthly installments through 2033 and bear fixed interest rates up to 15% per annum, plus variable interest based on the Taxa de Juros de Longo Prazo (federal government long-term interest rate determined on a quarterly basis, or "TJLP"), on the U.S. dollar exchange variation, or on the BNDES basket of currencies. These borrowings are primarily from Banco Nacional de Desenvolvimento Econômico e Social - BNDES (National Economic and Social Development Bank) and Fundo de Financiamento para Aquisição de Máquinas e Equipamentos Industriais – FINAME (National Industry Finance Authority) in the form of credit lines that are directed by such government agencies through private banks to specific targeted sectors for government development.  Under this arrangement, Itaú Unibanco Holding borrows funds from BNDES or FINAME and passes the funds at a spread determined by the Government to the targeted sector of the economy. Onlending is at the risk of Itaú Unibanco Holding, and it is generally secured.

b)   Euronotes

	Original term in			Carrying amount (net of repurchases)
Maturity date	years	Currency	Coupon - %	12/31/2010	12/31/2009
2/9/2010	2	US$	11.41	-	3
2/10/2010	1	US$	3.12	-	2
2/22/2010	1	US$	4.50	-	2
6/21/2010	2	US$	6.25	-	3
6/21/2010	2	US$	6.20	-	6
6/22/2010	5		€3.50	-	327
7/20/2010	2	US$	1.55	-	2
8/20/2010	5	US$	3.64	-	4
10/20/2010	5	US$	7.08	-	3
10/20/2010	5	US$	7.29	-	4
10/20/2010	5	US$	8.00	-	2
10/20/2010	5	US$	6.98	-	9
10/20/2010	5	US$	7.03	-	15
1/3/2011	4	US$	10.64	1	-
1/20/2011	3	US$	1.93	17	18
2/22/2011	5	US$	2.57	4	4
2/22/2011	5	US$	2.72	8	8
2/22/2011	5	US$	2.82	25	26
3/4/2011	3	US$	3.45	4	5
4/20/2011	5	US$	2.25	3	3
5/17/2011	2	US$	2.49	1	1
5/19/2011	2	US$	9.73	2	2
5/27/2011	1	US$	1.70	2	2
7/27/2011	5		€1.35	447	538
8/22/2011	1	US$	1.33	1	-
12/20/2011	2	US$	2.10	2	-
12/27/2011	5	US$	3.17	14	14
2/17/2012	7		€1.44	-	20
5/21/2012	5	US$	6.00	8	9
5/30/2012	5	R$	9.21	404	404
7/2/2012	2	US$	2.85	8	-
7/6/2012	3	US$	3.15	2	2
7/9/2012	3	US$	3.30	12	12
2/20/2013	5	US$	5.14	42	44
4/22/2013	5		€7.38	2	2
5/20/2013	4	US$	5.75	8	8
6/20/2013	3	US$	3.00	9	-
6/20/2013	3	US$	2.70	4	-
7/1/2013	3	US$	3.10	18	-
7/1/2013	3	US$	3.55	76	-
10/31/2013	3	US$	1.50	200	-
5/2/2014	5	US$	5.00	12	13
6/20/2014	5	US$	4.10	9	10
10/30/2014	4	US$	1.70	267	-
1/20/2015	4	US$	1.80	13	-
1/20/2015	4	US$	1.36	13	-
3/20/2015	5	US$	4.00	2	-
3/20/2015	5	US$	4.12	2	-
8/10/2015	5	US$	1.23	5	-
9/1/2015	10	CLP	3.00	75	-
11/2/2015	5	US$	1.70	284	-
7/1/2017	10	CLP	3.75	194	-
10/1/2017	10	CLP	3.50	193	-
5/29/2018	9	US$	8.00	4	7
11/1/2032	11	CLP	5.00	123	-
5/1/2032	10	CLP	4.00	78	-
7/1/2032	10	CLP	4.00	123	-
TOTAL				2,721	1,534

c)   Fixed Rate Notes

	Original term in			Carrying amount (net of repurchases)
Maturity date	years	Currency	Coupon - %	12/31/2010	12/31/2009
5/31/2011	2	USD	3.00	5	-
6/8/2011	2	USD	3.00	1	-
6/8/2011	2	USD	2.80	1	-
3/21/2012	8	US$	3.10	64	73
3/21/2012	8	US$	3.50	7	7
4/30/2012	8	US$	3.20	21	22
4/30/2012	5	US$	3.40	12	12
5/16/2012	8	US$	3.70	8	9
7/10/2012	8	US$	3.80	24	25
8/10/2012	2	US$	1.54	34	-
12/14/2012	3	USD	2.93	1	-
1/22/2013	3	USD	2.89	1	-
2/15/2013	5	US$	1.39	17	-
2/19/2013	5	US$	1.19	8	-
2/21/2013	3		€2.86	22	-
2/21/2013	3		€4.20	223	-
2/22/2013	5	US$	1.18	17	-
9/23/2013	4	USD	3.19	2	-
11/1/2013	4	USD	2.65	2	-
12/2/2013	4	USD	2.97	1	-
12/30/2013	4	USD	3.70	1	-
2/18/2014	4	US$	3.50	1	-
12/15/2014	5	USD	4.48	7	-
5/6/2015	5	US$	3.70	1	-
4/15/2017	9	US$	2.02	69	-
TOTAL				550	148

d) Mortgage notes

Mortgage notes were issued with maturities exceeding one year, falling due monthly up to December 1, 2035, and paying interests of up to 12.00% p.a. These instruments are fully backed by housing loans.

e)    Trade financing borrowings

Maturity	Currency	12/31/2010	12/31/2009
2010		€-	24
2010	CHF (1)	-	5
2010	CLP (2)	-	-
2010	US$	-	1,975
2010		¥-	50
2010	R$	-	3
2011		€88	146
2011	CHF (1)	-	2
2011	CLP (2)	8	-
2011	US$	2,018	2,077
2012		€521	586
2012	CHF (1)	1	2
2012	CLP (2)	-	1
2012	US$	1,315	616
2013		€62	68
2013	CHF (1)	-	2
2013	US$	924	257
2014	CHF (1)	-	2
2014	CLP (2)	1	1
2014	US$	224	54
2015	CLP (2)	1	-
2015	R$	2	-
2015	US$	627	-
After 2015	ARS (3)	1	-
After 2015		€3	1
After 2015	CHF (1)	18	9
After 2015	CLP (2)	2	2
After 2015	US$	127	24
After 2015	R$	24	-
TOTAL		5,967	5,907
(1) CHF – Swiss Franc; (2) CLP – Chilean Peso; (3) ARS - Argentinean Peso.

Foreign currency borrowings are mainly directed to fund our trade financing and credit extended to customers and are generally matched by specific funding from the foreign bank. The following table shows the interest rates on foreign currency denominated balances (p.a.):

	12/31/2010	12/31/2009
US$	0.54% to 12.75%	0.45% to 11.75%
	¥-	0.75% to 3.15%
	€1.23% to 5.86%	1.12% to 7.38%
R$	9.75% to 12.50%	1.12% to 7.00%
CLP	1.87% to 6.50%	2.20% to 6.30%
CHF	0.64% to 5.75%	0.80% to 5.75%

f )  Debentures

	Original term in		Coupon - %		Carrying amount (excluding debentures in treasury)
Maturity date	years	Currency	2010	2009	12/31/2010	12/31/2009
1/10/2010	3	R$	-	CDI + 0.29	-	1,035
1/10/2012	5	R$	CDI + 0.35	CDI + 0.35	1,037	1,033
Other		R$	-	-	347	696
TOTAL					1,384	2,764

g) Subordinated debt

		Coupon - %		Carrying value
Maturity date	Currency	2010	2009	12/31/2010	12/31/2009
Notes
8/15/2011	US$	10.00	10.00	290	303
8/15/2011		¥4.25	4.25	625	572
4/15/2020	US$	6.20	-	1,662	-
1/22/2021	US$	5.75	-	1,691	-
7/29/2049	US$	8.70	8.70	833	867
Bonds
4/1/2033	CLP	3.50	3.50	79	67
10/1/2033	CLP	4.50	4.50	66	69
12/22/2015		€1.98	-	154	-
Bank Deposit Certificate
4/2/2012	R$	CDI + 3.50	CDI + 3.50	7,465	6,781
5/15/2012	R$	CDI + 4.00	CDI + 4.00	294	267
5/17/2012	R$	CDI + 3.80	CDI + 3.80	892	809
5/21/2012	R$	CDI + 3.90	CDI + 3.90	881	800
7/11/2012	R$	CDI + 0.38	CDI + 0.38	609	553
8/3/2012	R$	CDI + 0.38	CDI + 0.38	286	260
10/4/2012	R$	CDI + 7.35	CDI + 7.35	202	171
10/8/2012	R$	CDI + 3.80	CDI + 3.80	131	119
10/8/2012	R$	IGPM + 7.31	IGPM + 7.31	249	211
10/11/2012	R$	CDI + 0.45	CDI + 0.45	632	574
11/1/2012	R$	CDI + 0.35	CDI + 0.35	418	379
12/17/2012	R$	CDI + 2.50	CDI + 2.50	615	559
12/27/2012	R$	CDI + 2.50	CDI + 2.50	61	56
1/24/2013	R$	CDI + 0.60	CDI + 0.60	342	310
1/30/2013	R$	CDI + 0.60	CDI + 0.60	342	309
2/1/2013	R$	CDI + 0.50	CDI + 0.50	2,487	2,255
2/1/2013	R$	CDI + 0.60	CDI + 0.60	205	186
2/7/2013	R$	CDI + 0.50	CDI + 0.50	323	293
2/8/2013	R$	CDI + 0.50	CDI + 0.50	15	14
2/8/2013	R$	CDI + 0.60	CDI + 0.60	15	14
2/13/2013	R$	CDI + 0.60	CDI + 0.60	136	123
2/18/2013	R$	CDI + 0.60	CDI + 0.60	11	10
2/21/2013	R$	CDI + 0.60	CDI + 0.60	14	12
2/22/2013	R$	CDI + 0.60	CDI + 0.60	37	34
2/25/2013	R$	CDI + 0.50	CDI + 0.50	83	76
3/4/2013	R$	CDI + 0.60	CDI + 0.60	7	6
3/11/2013	R$	CDI + 0.60	CDI + 0.60	7	6
4/5/2013	R$	CDI + 6.00	CDI + 6.00	13	12
4/15/2013	R$	CDI + 6.00	CDI + 6.00	12	11
4/29/2013	R$	-	CDI + 7.00	-	3
5/6/2013	R$	-	CDI + 7.00	-	8
5/9/2013	R$	CDI + 6.00	CDI + 6.00	13	12
6/24/2013	R$	CDI + 7.00	CDI + 7.00	26	12
11/27/2013	R$	CDI + 2.00	CDI + 2.00	100	91
5/22/2014	R$	CDI + 0.35	CDI + 0.35	2,655	2,516
8/4/2014	R$	CDI + 0.46	CDI + 0.46	72	65
10/8/2014	R$	IGPM + 7.35	IGPM + 7.35	52	44
10/14/2014	R$	CDI + 12.00	CDI + 12.00	1,256	1,131
12/4/2014	R$	CDI + 0.60	CDI + 0.60	14	13
9/21/2015	R$	CDI + 19.80	CDI + 19.80	523	468
1/13/2016	R$	CDI + 14.00	-	554	-
1/18/2016	R$	CDI + 13.00	-	1,821	-
1/26/2016	R$	CDI + 13.00	-	248	-
2/1/2016	R$	CDI + 13.00	-	110	-
2/2/2016	R$	CDI + 13.00	-	117	-
2/4/2016	R$	CDI + 10.00	-	4	-
2/4/2016	R$	CDI + 11.00	-	9	-
2/5/2016	R$	CDI + 13.00	-	39	-
2/10/2016	R$	CDI + 10.00	-	60	-
2/10/2016	R$	CDI + 13.00	-	66	-
2/11/2016	R$	CDI + 10.00	-	1	-
2/12/2016	R$	CDI + 10.00	-	17	-
2/17/2016	R$	CDI + 10.00	-	1	-
2/18/2016	R$	CDI + 10.00	-	3	-
2/23/2016	R$	CDI + 10.00	-	1	-
2/23/2016	R$	CDI + 13.00	-	1	-
2/26/2016	R$	CDI + 10.00	-	4	-
3/3/2016	R$	CDI + 10.00	-	6	-
3/8/2016	R$	IPCA + 7.33	-	135	-
12/27/2016	R$	CDI + 0.47	CDI + 0.47	773	701
3/8/2017	R$	IPCA + 7.45	-	403	-
Financial Bills
10/3/2016	R$	CDI + 10.00	-	2,329	-
8/18/2016	R$	CDI + 7.00	-	1	-
12/15/2016	R$	IPCA + 7.00	-	30	-
10/25/2017	R$	IPCA + 7.00	-	210	-
Redeemable preferred shares
3/31/2015	US$	6.39	1.89	569	573
TOTAL				34,407	22,725

During the last few years, we issued debt which is subordinated in right of payment to all indebtedness of the issuing entity. Such debt is considered Tier II regulatory capital for purposes of computing the minimum capital requirements established by the Central Bank (Note 31).

Under the terms of the debt, in order to qualify as Tier II regulatory capital, payment of principal and interest will be deferred if we are not in compliance with the operational limits established by the Central Bank or if such payment would determine that we are no longer in compliance with such limits. Payment will be deferred until we are in compliance with such limits.

h)   Long-term debt maturity

The following table presents long-term debt by its remaining maturity period:

	12/31/2010	12/31/2009
Due within one year	13,141	7,827
From 1 to 2 years	25,923	8,463
From 2 to 3 years	11,641	18,495
From 3 to 4 years	8,461	7,114
From 4 to 5 years	4,692	7,957
After 5 years	20,910	9,120
TOTAL	84,768	58,976